Shareholder Fees	Jan. 27, 2026
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
RESQ Strategic Income Fund | RESQ Strategic Income Fund Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class A Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class I Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
RESQ Dynamic Allocation Fund | RESQ Dynamic Allocation Class C Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)